SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Components of Group's Accumulated Other Comprehensive Losses (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Foreign currency translation adjustment	$ (23,246)	$ (21,897)
Change in the fair value of interest rate swap agreements	(2)	(37)
Accumulated Other Comprehensive Income (Loss)	$ (23,248)	$ (21,934)